ENTITY-WIDE DISCLOSURES	12 Months Ended
Jan. 03, 2021
Entity-wide disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES:
Following an internal reorganization which took effect on January 1, 2018 and resulted in the consolidation of the Company’s divisional organizational structure, the Company manages its business on the basis of one reportable operating segment.

Property, plant and equipment, right-of-use-assets, intangible assets, and goodwill, are allocated to geographic areas as follows:

	January 3, 2021	December 29, 2019

United States	$431,403	$478,620
Canada	95,585	129,189
Honduras	323,617	385,209
Caribbean Basin	448,278	532,698
Asia-Pacific	114,785	107,482
Other	39,114	47,050
	$1,452,782	$1,680,248

Customers accounting for at least 10% of total net sales for the fiscal years ended January 3, 2021 and December 29, 2019 were as follows:

	2020	2019

Customer A	13.1%	13.8%
Customer B	12.3%	18.6%
Customer C	10.4%	6.9%